Financial instruments-Risk management and fair value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,724,828	$ 1,460,841
Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	438,229	312,577
Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,019,054	981,675
More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	430,674	305,876
Loans and Borrowings [Member
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,425,633	1,163,900
Loans and Borrowings [Member | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	228,272	155,902
Loans and Borrowings [Member | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	895,620	834,145
Loans and Borrowings [Member | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	425,995	297,156
Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	178,651	230,510
Lease liability [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	89,413	90,244
Lease liability [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	123,434	147,530
Lease liability [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	4,679	8,720
Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	112,596	63,461
Accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	112,596	63,461
Accounts payable [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Accounts payable [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	7,948	2,970
Account payable to related parties [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	7,948	2,970
Account payable to related parties [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Contractual cash flow [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,887,957	1,600,129
Contractual cash flow [member] | Loans and Borrowings [Member
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,549,887	1,287,203
Contractual cash flow [member] | Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	217,526	246,495
Contractual cash flow [member] | Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	112,596	63,461
Contractual cash flow [member] | Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 7,948	$ 2,970